UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

             Report for the Calendar Year or Quarter Ended: 6/30/99
                Check here if Amendment [x]; Amendment Number: 1
                        This Amendment (check only one.):
                                is a restatement.
                           adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Simms Capital Management Inc.
Address:  55 Railroad Avenue, Greenwich CT 06830


Form 13F File Number:  28-05860

                           The  institutional  investment  manager  filing  this
                  report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Reporting Manager:
Name: Arthur O. Poltrack
Title:  Chief Financial Officer
Phone:  (203) 861-8565
Signature, Place, and Date of Signing:
/s / Arthur O. Poltrack

Greenwich, Connecticut

August 24, 1999

Report Type (Check only one):
[X] 13F HOLDINGS REPORT
    13F NOTICE
    13F COMBINATION REPORT

                              Form 13F Summary Page

                                 Report Summary:


Number of Other Included Managers:          0
Form 13F Information Table Entry Total:     80
Form 13F Information Table Value Total:     $ 1,028,663  (thousands)

Explanation for Amendment:

    The amendment to the columns "SHARES/PRN AMT" and "SOLE VOTING AUTHORITY" for Thrustmaster is due to a clerical error.

List of Other Included Managers:

                           Provide a numbered  list of the  name(s) and Form 13F
                  file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. NONE
Form 13F File Number 28-05860
Name Simms Captital Management Inc.

                                    Form 13F
                           FORM 13F INFORMATION TABLE

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   NAME OF ISSUER       TITLE OF       CUSIP      VALUE     SHARES/PRN AMT          INVSTMT        OTHER        VOTING AUTHORITY
                          CLASS                  (x$1000)                 PUT/CALL   DSCRETN     MANAGERS
                                                                                                              SOLE     SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------
AES CORP.             Common Stocks  00130H105      11,397       196,073                                      196,073
-----------------------------------------------------------------------------------------------------------------------------------
AFLAC                 Common Stocks  1055102        15,429       322,278                                      322,278
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN              Common Stocks  267741073          18           150                                          150
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INTERNATIONAL GROUP
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ALLIED IRISH AD       Common Stocks  19228402        8,627       316,590                                      316,590
-----------------------------------------------------------------------------------------------------------------------------------
ALLIED SIGNAL         Common Stocks  19512102       20,963       332,740                                      332,740
-----------------------------------------------------------------------------------------------------------------------------------
AMERICA ONLINE        Common Stocks  02364J104      19,338       175,800                                      175,800
-----------------------------------------------------------------------------------------------------------------------------------
ASTRAZENACA PLC       Common Stocks  46353108       19,742       503,788                                      503,788
-----------------------------------------------------------------------------------------------------------------------------------
AXA-SPON ADR          Common Stocks  54536107       13,551       217,462                                      217,462
-----------------------------------------------------------------------------------------------------------------------------------
BED BATH & BEYOND     Common Stocks  75896100        9,358       268,070                                      268,070
-----------------------------------------------------------------------------------------------------------------------------------
BARCLAYS ADS"A"       Common Stocks  06738E204      22,379       187,272                                      187,272
-----------------------------------------------------------------------------------------------------------------------------------
COMPUTER ASSOC.       Common Stocks  204912109       9,023       164,800                                      164,800
-----------------------------------------------------------------------------------------------------------------------------------
CANNON INC ADR        Common Stocks  138006309      24,397       837,665                                      837,665
-----------------------------------------------------------------------------------------------------------------------------------
CONCORD EFS           Common Stocks  206197105      13,051       308,435                                      308,435
-----------------------------------------------------------------------------------------------------------------------------------
CONSUMER PORTFOLIO    Common Stocks  210502100         303       181,100                                      181,100
-----------------------------------------------------------------------------------------------------------------------------------
SERVICES
-----------------------------------------------------------------------------------------------------------------------------------
CISCO SYS             Common Stocks  17275R102      28,764       446,388                                      446,388
-----------------------------------------------------------------------------------------------------------------------------------
CADBURY SCHWPS        Common Stocks  127209302      18,472       693,790                                      693,790
-----------------------------------------------------------------------------------------------------------------------------------
CIA TELEC CHILE       Common Stocks  204449300         295        11,912                                       11,912
-----------------------------------------------------------------------------------------------------------------------------------
DASSAULT SYS AD       Common Stocks  237545108       8,444       254,430                                      254,430
-----------------------------------------------------------------------------------------------------------------------------------
DELL COMPUTER         Common Stocks  247025109       8,544       230,920                                      230,920
-----------------------------------------------------------------------------------------------------------------------------------
DEVLIEG BULLARD       Common Stocks  251782108          46       130,000                                      130,000
-----------------------------------------------------------------------------------------------------------------------------------
ELAN CORP PLC         Common Stocks  284131208      20,592       742,056                                      742,056
-----------------------------------------------------------------------------------------------------------------------------------
EMC CORP MASS         Common Stocks  268648102      17,166       312,110                                      312,110
-----------------------------------------------------------------------------------------------------------------------------------
FUJITSU LTD ADR       Common Stocks  359590304      29,602       290,250                                      290,250
-----------------------------------------------------------------------------------------------------------------------------------
FANNIE MAE            Common Stocks  313586109      15,073       220,846                                      220,846
-----------------------------------------------------------------------------------------------------------------------------------
GUIDANT CORP          Common Stocks  401698105      16,261       318,070                                      318,070
-----------------------------------------------------------------------------------------------------------------------------------
GENL ELECTRIC         Common Stocks  369604103      12,141       107,446                                      107,446
-----------------------------------------------------------------------------------------------------------------------------------
HOENIG GROUP INC.     Common Stocks  434396107          10         1,000                                        1,000
-----------------------------------------------------------------------------------------------------------------------------------
HSB GROUP INC         Common Stocks  40428N1090         82         2,002                                        2,002
-----------------------------------------------------------------------------------------------------------------------------------
IBM                   Common Stocks  459200101      21,304       164,830                                      164,830
-----------------------------------------------------------------------------------------------------------------------------------
INTEL                 Common Stocks  458140100       8,380       140,840                                      140,840
-----------------------------------------------------------------------------------------------------------------------------------
ITO YOKADO ADR        Common Stocks  465714301      12,384       182,450                                      182,450
-----------------------------------------------------------------------------------------------------------------------------------
KOREA TELECOM CORP    Common Stocks  50063P103       7,927       198,180                                      198,180
ADR
-----------------------------------------------------------------------------------------------------------------------------------
MBNA CORP             Common Stocks  55262L100      21,243       693,636                                      693,636
-----------------------------------------------------------------------------------------------------------------------------------
LUCENT TECHNOL        Common Stocks  549463107      14,344       212,702                                      212,702
-----------------------------------------------------------------------------------------------------------------------------------
LUXOTTICA ADS         Common Stocks  55068R202      13,626       875,555                                      875,555
-----------------------------------------------------------------------------------------------------------------------------------
MICROSOFT CORP        Common Stocks  594918104      24,193       268,250                                      268,250
-----------------------------------------------------------------------------------------------------------------------------------
MATAV RT-SP ADR       Common Stocks  559776109      10,403       378,290                                      378,290
-----------------------------------------------------------------------------------------------------------------------------------
NORTH FORK            Common Stocks  659424105       2,011        94,090                                       94,090
BANCORPORATION
-----------------------------------------------------------------------------------------------------------------------------------
NOKIA ADR A           Common Stocks  654902204      41,208       450,052                                      450,052
-----------------------------------------------------------------------------------------------------------------------------------
NIPPON T&T ADR        Common Stocks  654624105      38,516       615,033                                      615,033
-----------------------------------------------------------------------------------------------------------------------------------
OMNICOM GROUP         Common Stocks  681919106      21,718       271,478                                      271,478
-----------------------------------------------------------------------------------------------------------------------------------
HELLENIC TELECO       Common Stocks  423325307       8,669       783,670                                      783,670
-----------------------------------------------------------------------------------------------------------------------------------
PATRIOT NATIONAL      Common Stocks  70336H1005         12         1,300                                        1,300
BANK
-----------------------------------------------------------------------------------------------------------------------------------
PFIZER INC            Common Stocks  717081103      13,632       125,060                                      125,060
-----------------------------------------------------------------------------------------------------------------------------------
KONINKLIJKE PHI       Common Stocks  500472105      25,567       253,450                                      253,450
-----------------------------------------------------------------------------------------------------------------------------------
PORTUGAL TELECO       Common Stocks  737273102      15,418       374,330                                      374,330
-----------------------------------------------------------------------------------------------------------------------------------
REPSOL                Common Stocks  76026T205      21,493     1,058,100                                    1,058,100
-----------------------------------------------------------------------------------------------------------------------------------
REUNION INDUSTRIES    Common Stocks  761312107         453       132,000                                      132,000
-----------------------------------------------------------------------------------------------------------------------------------
ROCHE HOLD ADR        Common Stocks  771195104      14,113       134,429                                      134,429
-----------------------------------------------------------------------------------------------------------------------------------
SAP AG ADR            Common Stocks  803054204         643        18,560                                       18,560
-----------------------------------------------------------------------------------------------------------------------------------
SCHERING-PLOUGH       Common Stocks  806605101      19,107       363,936                                      363,936
-----------------------------------------------------------------------------------------------------------------------------------
SEATTLE FILMWORKS     Common Stocks  812572105       1,822       594,864                                      594,864
-----------------------------------------------------------------------------------------------------------------------------------
ST MICROELECTRONICS   Common Stocks  861012102      28,986       418,190                                      418,190
-----------------------------------------------------------------------------------------------------------------------------------
STERLING COMERCE      Common Stocks  859205106           9           250                                          250
-----------------------------------------------------------------------------------------------------------------------------------
SUN MICROSYSTEM       Common Stocks  866810104      23,106       335,480                                      335,480
-----------------------------------------------------------------------------------------------------------------------------------
AT&T CORP             Common Stocks  1957109        17,872       320,212                                      320,212
-----------------------------------------------------------------------------------------------------------------------------------
TANDY CORP            Common Stocks  875382103      24,799       507,404                                      507,404
-----------------------------------------------------------------------------------------------------------------------------------
TEL DE ARGEN AD       Common Stocks  879378206       5,622       179,200                                      179,200
-----------------------------------------------------------------------------------------------------------------------------------
TELEFONICA SA         Common Stocks  879382208      19,511       132,612                                      132,612
-----------------------------------------------------------------------------------------------------------------------------------
TELECOM ITALIA        Common Stocks  87927W106      30,385       288,862                                      288,862
-----------------------------------------------------------------------------------------------------------------------------------
TELE DANMARK          Common Stocks  879242105      11,031     4,250,180                                    4,250,180
-----------------------------------------------------------------------------------------------------------------------------------
TEL MEX ADR L         Common Stocks  879430780      10,361       128,215                                      128,215
-----------------------------------------------------------------------------------------------------------------------------------
THRUSTMASTER          Common Stocks  886027101       5,824       242,650                                      242,650
-----------------------------------------------------------------------------------------------------------------------------------
TYCO INTL             Common Stocks  902124106      16,804       177,350                                      177,350
-----------------------------------------------------------------------------------------------------------------------------------
UNISYS                Common Stocks  9092141087         97         2,500                                        2,500
-----------------------------------------------------------------------------------------------------------------------------------
UNILEVER N.V.         Common Stocks  904784501      17,229       247,014                                      247,014
-----------------------------------------------------------------------------------------------------------------------------------
VODAFONE ADR          Common Stocks  92857T107      23,475       119,163                                      119,163
-----------------------------------------------------------------------------------------------------------------------------------
WAL-MART STORES       Common Stocks  931142103      20,143       417,480                                      417,480
-----------------------------------------------------------------------------------------------------------------------------------
WPP GROUP PLC         Common Stocks  929309300      25,558       298,055                                      298,055
-----------------------------------------------------------------------------------------------------------------------------------
WOLTERS KLUWER        Common Stocks  977874205      11,550       284,333                                      284,333
-----------------------------------------------------------------------------------------------------------------------------------
XEROX CORP            Common Stocks  984121103      15,049       254,790                                      254,790
-----------------------------------------------------------------------------------------------------------------------------------
                                                 1,028,663
                                                 =========